RETIREMENT PLAN (SCHC)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SCHC
RETIREMENT PLAN
Note 7.	RETIREMENT PLAN

The Company has a 401k safe harbor profit-sharing plan covering substantially all of its employees. The required Company contributions to the plan are limited to 3% and 0% of the employees’ annual compensation for 2014 and 2013, respectively. The plan covers all eligible employees who are twenty-one years old and completed one year of service. The employees are fully vested after six-years with twenty percent vesting increment annually after the first year.
The contributions for the six months ended June 30, 2014 and 2013 were $0 and $29,180, respectively.

Note 7.	RETIREMENT PLAN

The Company has a 401k safe harbor profit-sharing plan covering substantially all of its employees. The required Company contributions to the plan are limited to 3% of the employees’ annual compensation. The plan covers all eligible employees who are twenty-one years old and completed one year of service. The employees are fully vested after six-years with twenty percent vesting increment annually after the first year.

The contributions for the years ended December 31, 2013 and 2012 were $60,258 and $48,308, respectively.